Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15. Net Loss Per Share
Basic and diluted net loss per share of common stock were calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(43,555)	$(28,476)
Denominator:
Weighted-average shares of common stock outstanding	5,153,711	875,279
Less: weighted-average unvested restricted shares of common stock	(288)	(1,045)
Weighted-average shares used to compute net loss per share of common stock, basic and diluted	5,153,423	874,234

Net loss per share attributable to common stockholders, basic and diluted	$(8.45)	$(32.57)

The Company’s potential dilutive securities, which include convertible preferred stock, stock options, unvested restricted shares of common stock, and warrants for the purchase of common stock, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of shares of common stock outstanding used to calculate both basic and diluted net loss per share is the same. The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted)	—	7,269,183
Stock options outstanding	1,749,475	1,273,454
Unvested restricted shares of common stock	—	635
Warrants for the purchase of common stock	214,997	4,677

Total	1,964,472	8,547,949